Other Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses and other current assets:
Rental and other deposits	$ 1,949	$ 1,186
Deductible value-added taxes	3,063	598
Investment prepayment	0	15,308
Loans to and interest receivable from other related parties (Note 10)	219,679	158,622
Loans to and interest receivable from third parties	137,024	41,784
Advertising prepayment	12,011	18,888
Prepayment to outsourced service providers	3,776	3,719
Amounts deposited by users	53,997	45,745
Content fees	1,695	3,080
Others	17,532	7,827
Prepaid expenses and other current assets	$ 450,726	$ 296,757